Sep. 30, 2016
Direxion Daily Regional Banks Bull 3X Shares
Direxion Daily Regional Banks Bull 3X Shares

DIREXION SHARES ETF TRUST

Direxion Daily Regional Banks Bull 3X Shares (DPST)

Supplement dated September 30, 2016 to the

Summary Prospectuses, Prospectus and Statement of Additional Information (“SAI”)

dated February 29, 2016, as last supplemented June 13, 2016

The Board of Trustees of the Direxion Shares ETF Trust (“Trust”) has approved changes to the investment objective, investment strategy and underlying index of the Direxion Daily Regional Banks Bull 3X Shares, Direxion Daily Regional Banks Bear 3X Shares (collectively the “Regional Banks Funds”) and the Direxion Daily Retail Bull 3X Shares (the “Retail Fund”) (each a “Fund” and collectively the “Funds”).

In addition, on page 5 of each Regional Banks Fund’s Summary Prospectus and on pages 225 and 233 of the statutory Prospectus, the paragraph immediately following the table under “Principal Investment Risks - Effects of Compounding and Market Volatility Risk” is replaced with the following:

The Index’s annualized historical volatility rate for the period from September 9, 2011 (the inception date of the Index) through December 31, 2015 was 23.77%. The Index’s highest volatility rate for any one calendar year for the period from September 9, 2011 through December 31, 2015 was 37.50% and volatility for a shorter period of time may have been substantially higher. The Index’s annualized performance for the period from September 9, 2011 through December 31, 2015 was 11.07%. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future. The volatility of ETFs or instruments that reflect the value of the Index, such as swaps, may differ from the volatility of the Index.

Effective December 1, 2016, the Funds’ underlying indices will change as shown in the table below and all references to each Fund’s Current Index in the Summary Prospectuses, Prospectus and SAI will be replaced with the corresponding New Index:

Fund Name	Current Index	New Index
Direxion Daily Regional Banks Bull 3X Shares	Solactive US Regional Bank Index	S&P Regional Banks Select Industry Index
Direxion Daily Regional Banks Bear 3X Shares	Solactive US Regional Bank Index	S&P Regional Banks Select Industry Index
Direxion Daily Retail Bull 3X Shares	Russell 1000® Retail Index	S&P Retail Select Industry Index

Regional Banks Funds

Effective December 1, 2016, all descriptions of the Regional Banks Funds’ Current Index in the Funds’ Summary Prospectuses, Prospectus and SAI will be replaced with the following description of the New Index:

New Index Description

S&P Regional Banks Select Industry Index

The Index is a modified equal-weighted index that is designed to measure performance of the stocks comprising the S&P Total Market Index that are classified in the Global Industry Classification Standard (GICS) regional banks sub-industry. To be eligible for inclusion in the Index, stocks must satisfy one of the two following combined size and liquidity criteria: (1) float-adjusted market capitalization above $500 million and float-adjusted liquidity ratio above 90% or (2) float-adjusted market capitalization above $400 million and float-adjusted liquidity ratio above 150%. The Index is rebalanced quarterly. As of July 29, 2016, the Index had 100 constituents. As of July 29, 2016, the Index had a median market capitalization of $2.2 billion and included companies with market capitalizations ranging from $466 million to $41.3 billion. As of July 29, 2016, the Index was concentrated in the financials sector.

For more information, please contact the Funds at (866) 476-7523. * * * * * Please retain a copy of this Supplement with your Summary Prospectus, Prospectus and SAI.